Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Start-up/Organization costs	$ 1,326
Partnership Investment	36,004
Net operating loss carryforwards	339	434
Other	(152)	11
Total deferred tax assets	37,517	445
Valuation allowance	(37,517)	(445)
Deferred tax asset, net of allowance